Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2024 USD ($)
2025
Disclosure Of Income tax [Line Items]
Tax losses	$ 735,000
2026
Disclosure Of Income tax [Line Items]
Tax losses	1,800,000
2027
Disclosure Of Income tax [Line Items]
Tax losses	726,000
2028
Disclosure Of Income tax [Line Items]
Tax losses	1,865,000
2029
Disclosure Of Income tax [Line Items]
Tax losses	$ 7,563,000